VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Argentina: 3.4%
9,066	(1)	Globant SA	$1,696,067	0.6
9,800	(1)	MercadoLibre, Inc.	8,112,244	2.8
			9,808,311	3.4

		Brazil: 3.8%
792,505		B3 SA - Brasil Bolsa Balcao	1,931,918	0.7
701,813	(1),(2)	NU Holdings Ltd./Cayman Islands	3,087,977	1.1
624,109		Raia Drogasil SA	2,632,102	0.9
165,018	(1)	XP, Inc.	3,136,992	1.1
			10,788,989	3.8

		China: 27.2%
549,400		Beijing Oriental Yuhong Waterproof Technology Co. Ltd. - A Shares	2,038,918	0.7
1,387,000	(3)	Budweiser Brewing Co. APAC Ltd.	3,611,829	1.3
138,289	(1)	Dada Nexus Ltd. ADR	654,107	0.2
381,455		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	4,443,129	1.6
20,221		JD.com, Inc. ADR	1,017,116	0.4
287,264		JD.com, Inc. - Class A	7,247,149	2.5
595,687		Jiangsu Hengli Hydraulic Co. Ltd. - A Shares	3,785,168	1.3
131,363	(1)	KE Holdings, Inc. ADR	2,301,480	0.8
1,275,000	(1)	Kingdee International Software Group Co., Ltd.	1,661,781	0.6
260,277	(1),(3)	Meituan Class B	5,470,101	1.9
112,100		Midea Group Co. Ltd. - A Shares	777,118	0.3
369,865		NetEase, Inc.	5,581,054	2.0
297,500		Pharmaron Beijing Co. Ltd. - A Shares	2,261,445	0.8
755,475		Ping An Bank Co. Ltd. - A Shares	1,258,784	0.4
66,821		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	2,810,724	1.0
344,000		Shenzhou International Group Holdings Ltd.	2,656,217	0.9
287,000		Silergy Corp.	3,743,040	1.3
321,300		Tencent Holdings Ltd.	10,852,331	3.8
327,794		Wanhua Chemical Group Co. Ltd. - A Shares	4,240,082	1.5
101,100		Wuliangye Yibin Co. Ltd. - A Shares	2,404,947	0.8
725,000	(1),(3)	Wuxi Biologics Cayman, Inc.	4,315,813	1.5
95,767		Yum China Holdings, Inc.	4,532,652	1.6
			77,664,985	27.2

		Germany: 0.6%
47,284	(1),(3)	Delivery Hero SE	1,727,144	0.6

		Hong Kong: 4.6%
836,400		AIA Group Ltd.	6,963,789	2.4
58,100		Hong Kong Exchanges and Clearing Ltd.	1,985,998	0.7
447,500		Techtronic Industries Co., Ltd.	4,270,100	1.5
			13,219,887	4.6

		India: 24.5%
55,225		Apollo Hospitals Enterprise Ltd.	2,954,726	1.0
68,372		Asian Paints Ltd.	2,795,159	1.0
47,294		Britannia Industries Ltd.	2,225,453	0.8
241,970		HDFC Bank Ltd. ADR	14,135,887	5.0
792,726	(3)	HDFC Life Insurance Co., Ltd.	5,141,628	1.8
128,605		Hindustan Unilever Ltd.	4,241,302	1.5
407,805		Housing Development Finance Corp.	11,377,568	4.0
241,453		Infosys Ltd. ADR	4,097,458	1.4
109,510		Infosys Ltd.	1,877,253	0.7
273,845		Kotak Mahindra Bank Ltd.	6,077,850	2.1
241,191		Reliance Industries Ltd.	6,999,864	2.4
220,429		Tata Consultancy Services Ltd.	8,078,480	2.8
			70,002,628	24.5

		Indonesia: 5.0%
14,072,500		Bank Central Asia Tbk PT	7,855,824	2.8
21,338,951		Bank Rakyat Indonesia	6,245,328	2.2
			14,101,152	5.0

		Macau: 0.6%
671,600	(1)	Sands China Ltd.	1,672,437	0.6

		Mexico: 3.5%
646,607		Grupo Financiero Banorte	4,142,048	1.4
1,683,310		Wal-Mart de Mexico SAB de CV	5,911,791	2.1
			10,053,839	3.5

		Panama: 0.9%
37,638	(1)	Copa Holdings S.A.- Class A	2,522,122	0.9

		Poland: 0.3%
213,621	(1),(2),(3)	Allegro.eu SA	918,967	0.3

		Portugal: 0.7%
106,643		Jeronimo Martins SGPS SA	1,986,050	0.7

		South Africa: 1.7%
193,340		Bid Corp. Ltd.	2,978,291	1.1
20,522		Capitec Bank Holdings Ltd.	1,758,211	0.6
			4,736,502	1.7

		South Korea: 6.8%
8,261		LG Chem Ltd.	3,050,253	1.1
4,811		NCSoft Corp.	1,150,774	0.4

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: (continued)
411,758	Samsung Electronics Co., Ltd. 005930	$15,119,446	5.3
		19,320,473	6.8

	Taiwan: 10.5%
609,315	Chailease Holding Co. Ltd.	3,480,477	1.2
305,000	Delta Electronics, Inc.	2,422,653	0.9
176,000	Realtek Semiconductor Corp.	1,485,808	0.5
950,223	Taiwan Semiconductor Manufacturing Co., Ltd.	12,595,579	4.4
145,021	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9,942,640	3.5
		29,927,157	10.5

	United Kingdom: 1.0%
298,766	Prudential PLC	2,924,199	1.0

	United States: 2.9%
18,813	(1) EPAM Systems, Inc.	6,813,880	2.4
1,556,169	(3) JS Global Lifestyle Co. Ltd.	1,498,672	0.5
		8,312,552	2.9

	Total Common Stock
	(Cost $285,865,832)	279,687,394	98.0

PREFERRED STOCK: 0.7%
	Brazil: 0.7%
376,179	Petroleo Brasileiro SA	2,089,283	0.7

	Total Preferred Stock
	(Cost $2,478,439)	2,089,283	0.7

	Total Long-Term Investments
	(Cost $288,344,271)	281,776,677	98.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
		Repurchase Agreements: 1.3%
602,063	(4)	Bank of Montreal, Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $602,214, collateralized by various U.S. Government Agency Obligations, 2.000%-6.000%, Market Value plus accrued interest $614,104, due 08/01/36-09/01/52)	602,063	0.2
1,000,000	(4)	Jefferies LLC, Repurchase Agreement dated 09/30/22, 3.08%, due 10/03/22 (Repurchase Amount $1,000,253, collateralized by various U.S. Government Agency Obligations, 0.000%-6.625%, Market Value plus accrued interest $1,020,001, due 12/15/22-11/15/30)	1,000,000	0.3
1,000,000	(4)	MUFG Securities America Inc., Repurchase Agreement dated 09/30/22, 3.05%, due 10/03/22 (Repurchase Amount $1,000,251, collateralized by various U.S. Government Agency Obligations, 2.000%-5.000%, Market Value plus accrued interest $1,020,000, due 09/01/28-09/01/52)	1,000,000	0.4
1,000,000	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/22, 3.04%, due 10/03/22 (Repurchase Amount $1,000,250, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $1,020,000, due 08/15/25-08/20/52)	1,000,000	0.4

	Total Repurchase Agreements
	(Cost $3,602,063)		3,602,063	1.3

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
4,889,635	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.760%
	(Cost $4,889,635)	4,889,635	1.7

	Total Short-Term Investments
	(Cost $8,491,698)	8,491,698	3.0

	Total Investments in Securities (Cost $296,835,969)	$290,268,375	101.7
	Liabilities in Excess of Other Assets	(4,853,687)	(1.7)
	Net Assets	$285,414,688	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2022.

Sector Diversification	Percentage of Net Assets
Financials	28.6%
Information Technology	24.4
Consumer Discretionary	12.7
Consumer Staples	10.7
Communication Services	6.2
Health Care	4.3
Materials	4.2
Industrials	3.7
Energy	3.1
Real Estate	0.8
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(1.7)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Common Stock
Argentina	$9,808,311	$–	$–	$9,808,311
Brazil	10,788,989	–	–	10,788,989
China	8,505,355	69,159,630	–	77,664,985
Germany	–	1,727,144	–	1,727,144
Hong Kong	–	13,219,887	–	13,219,887
India	18,233,345	51,769,283	–	70,002,628
Indonesia	–	14,101,152	–	14,101,152
Macau	–	1,672,437	–	1,672,437
Mexico	10,053,839	–	–	10,053,839
Panama	2,522,122	–	–	2,522,122
Poland	–	918,967	–	918,967
Portugal	–	1,986,050	–	1,986,050
South Africa	2,978,291	1,758,211	–	4,736,502
South Korea	–	19,320,473	–	19,320,473
Taiwan	9,942,640	19,984,517	–	29,927,157
United Kingdom	–	2,924,199	–	2,924,199
United States	6,813,880	1,498,672	–	8,312,552
Total Common Stock	79,646,772	200,040,622	–	279,687,394
Preferred Stock	2,089,283	–	–	2,089,283
Short-Term Investments	4,889,635	3,602,063	–	8,491,698
Total Investments, at fair value	$86,625,690	$203,642,685	$–	$290,268,375

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $297,564,149.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$66,114,751
Gross Unrealized Depreciation	(73,286,626)

Net Unrealized Depreciation	$(7,171,875)